PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Domestic Plans with Accumulated Benefit Obligations) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Pension and Other Postretirement Benefit Plans [Abstract]
Projected benefit obligation	$ 31,527	$ 29,240
Accumulated benefit obligation	31,527	29,240
Fair value of plan assets	$ 29,527	$ 25,466